UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense - 1.40%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$6,000	$5,965
Raytheon Company,
5.375%, 4-1-13	1,000	1,005
		6,970
Agricultural Products - 0.65%
Bunge Limited Finance Corp.,
7.800%, 10-15-12	4,000	3,252

Agriculture - 0.58%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	3,000	1,440
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13	1,700	1,428
		2,868
Banking - 4.04%
Banco BMG S.A.:
8.750%, 7-1-10 (B)	1,333	1,127
8.750%, 7-1-10	1,088	919
9.150%, 1-15-16 (A)	500	300
9.150%, 1-15-16	500	295
Bank for Foreign Trade,
7.000%, 4-13-09 (C)	RUB45,000	1,378
Export-Import Bank of Korea (The),
5.500%, 10-17-12	$5,000	4,637
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8-29-49 (D)	2,500	1,850
ICICI Bank Limited,
6.625%, 10-3-12 (B)	3,000	2,357
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,678
Russian Standard Bank:
7.500%, 10-7-10	2,750	1,036
7.500%, 10-7-10 (B)	1,000	365
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	2,700	2,724
VTB Capital S.A.,
6.609%, 10-31-12 (A)	2,000	1,450
		20,116
Beverage / Bottling - 3.93%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL6,050	1,926
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	$2,000	2,195
Miller Brewing Company,
5.500%, 8-15-13	3,300	3,504
Molson Coors Capital Finance,
4.850%, 9-22-10	2,000	1,971
Panamerican Beverages, Inc.,
7.250%, 7-1-09	4,950	5,032
PepsiAmericas, Inc.,
5.750%, 7-31-12	2,200	2,161
SABMiller plc,
5.700%, 1-15-14	3,000	2,766
		19,555
Building Products - 0.29%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	2,000	1,440

Cable / Media - 1.38%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	804
British Sky Broadcasting Group plc,
8.200%, 7-15-09	4,200	4,269
Rogers Wireless Inc.,
8.000%, 12-15-12	1,850	1,771
		6,844
Coal & Consumable Fuels - 0.71%
Peabody Energy Corporation,
6.875%, 3-15-13	3,750	3,553

Conglomerate / Diversified Mfg - 1.49%
Bombardier Inc.,
6.750%, 5-1-12 (B)	6,000	5,325
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	2,125	2,079
		7,404
Construction Business - 0.09%
Odebrecht Finance Ltd.,
7.500%, 10-18-17	524	419

Consumer Non-Cyclical - 0.27%
Wilmar International Limited, Convertible,
0.000%, 12-18-12	1,500	1,315

Consumer Products - 0.74%
Coca-Cola HBC Finance B.V.,
5.500%, 9-17-15	3,900	3,707

Consumer Products / Tobacco - 0.40%
Central European Distribution Corporation,
8.000%, 7-25-12 (A)(C)	EUR1,360	1,323
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	$1,200	672
		1,995
Diversified Metals & Mining - 0.32%
BHP Billiton Finance (USA) Limited,
8.500%, 12-1-12	1,500	1,594

Diversified Telecom - 0.09%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	433

Electric - 2.25%
Abu Dhabi National Energy Company PJSC:
5.620%, 10-25-12 (B)	3,000	2,722
5.620%, 10-25-12	3,000	2,722
Aquila, Inc.,
11.875%, 7-1-12 (D)	500	505
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,500	3,472
Korea Southern Power Co., Ltd.,
5.375%, 4-18-13 (B)	2,000	1,795
		11,216
Energy - 0.71%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (C)	HKD15,200	1,884
CITIC Resources Finance (2007) Limited,
6.750%, 5-15-14 (B)	$2,500	1,625
		3,509
Finance Companies - 2.68%
C5 Capital (SPV) Limited:
6.196%, 12-31-49 (B)(D)	4,500	2,069
6.196%, 12-31-49 (D)	750	345
Diageo Finance B.V.,
5.500%, 4-1-13	1,000	994
ISA Capital do Brasil S.A.:
7.875%, 1-30-12 (B)	3,000	2,835
7.875%, 1-30-12	250	236
SLM Corporation,
6.490%, 4-1-14 (D)	2,500	1,436
Toyota Motor Credit Corporation:
6.750%, 9-21-09 (C)	NZD7,700	4,520
6.440%, 1-18-15 (D)	$1,000	889
		13,324
Food Processors - 0.76%
Independencia International Ltd.:
9.875%, 5-15-15 (B)	1,000	550
9.875%, 5-15-15	1,000	550
Sadia Overseas Ltd.,
6.875%, 5-24-17	3,000	2,670
		3,770
Food Processors / Bev / Bottling - 0.72%
Iansa Overseas Limited,
7.250%, 7-28-12	4,250	3,602

Gas Pipe Lines - 0.51%
TransCapitalInvest Limited,
6.103%, 6-27-12 (B)	2,000	1,496
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17 (B)	2,000	1,040
		2,536
Health Care Facilities - 0.51%
HealthSouth Corporation,
10.750%, 6-15-16	2,775	2,546

Health Care Facilities / Supplies - 0.52%
HCA Inc.,
9.125%, 11-15-14	2,775	2,574

Health Care Supply - 0.04%
DASA Finance Corporation,
8.750%, 5-29-18	300	227

Household Appliances - 0.72%
Controladora Mabe, S.A. de C.V.:
6.500%, 12-15-15 (A)	2,000	1,800
6.500%, 12-15-15	2,000	1,800
		3,600
Investment Banking & Brokerage - 0.14%
Morgan Stanley,
6.940%, 5-1-14 (D)	1,000	698

Leisure - 0.75%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	4,872	3,751

Metals / Mining - 3.28%
ALROSA Finance S.A.,
8.875%, 11-17-14	3,600	2,182
Indo Integrated Energy B.V.,
8.500%, 6-1-12	4,900	2,740
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,500	3,371
Steel Capital (Severstal),
8.625%, 2-24-09	3,000	3,001
Vedanta Resources plc:
6.625%, 2-22-10 (B)	2,500	2,175
6.625%, 2-22-10	1,850	1,637
8.750%, 1-15-14	2,000	1,200
		16,306
Oil & Gas - 0.61%
Pecom Energia S.A.,
9.000%, 5-1-09	500	493
Premcor Refining Group Inc. (The),
6.750%, 5-1-14	1,500	1,410
TNK-BP Finance S.A.,
6.125%, 3-20-12	2,000	1,125
		3,028
Oilfield Machinery & Service - 0.17%
Oceanografia, S.A. de C.V.,
11.250%, 7-15-15	1,650	858

Paper / Forest Products - 3.87%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	2,350	2,442
Empire Capital Resources Pte. Ltd.,
9.375%, 12-15-11 (A)	2,500	1,525
International Paper Company:
4.250%, 1-15-09	500	500
7.400%, 6-15-14	4,000	3,279
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (A)	5,500	5,679
Sino-Forest Corporation:
9.125%, 8-17-11	4,250	3,230
9.125%, 8-17-11 (B)	1,000	800
Weyerhaeuser Company,
6.750%, 3-15-12	2,000	1,790
		19,245
Publishing - 0.93%
Pearson Dollar Finance Two plc:
5.500%, 5-6-13 (B)	3,000	2,740
5.500%, 5-6-13	2,000	1,832
Quebecor World Capital Corporation,
0.000%, 11-15-08 (E)	2,000	55
		4,627
Railroads - 2.07%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	4,500	4,446
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6-1-14	3,500	2,864
Union Pacific Corporation,
3.875%, 2-15-09	3,000	3,005
		10,315
Real Estate Management & Development - 0.09%
Shimao Property Holdings Limited,
8.000%, 12-1-16 (B)	1,000	430

Service - Other - 1.61%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,000	3,860
Waste Management, Inc.,
7.375%, 8-1-10	4,125	4,180
		8,040
Steel - 0.81%
Evraz Group S.A.:
8.875%, 4-24-13 (B)	5,000	2,550
8.250%, 11-10-15 (B)	3,000	1,500
		4,050
Telecommunications - 0.26%
VIP Finance Ireland Limited,
8.375%, 4-30-13 (B)	2,000	1,280

Tobacco - 1.30%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13 (A)	1,500	1,538
Diageo Capital plc,
5.200%, 1-30-13	5,000	4,920
		6,458
Trading Companies & Distributors - 1.24%
Noble Group Limited:
8.500%, 5-30-13 (A)	6,900	4,761
6.625%, 3-17-15 (B)	2,500	1,425
		6,186
Transportation - Other - 0.50%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	3,800	2,479

Trucking & Shipping - 0.08%
Arpeni Pratama Ocean Line Investment B.V.,
8.750%, 5-3-13 (A)	1,250	400

Utilities - 1.55%
CESP - Companhia Energetica de Sao Paulo:
9.750%, 1-15-15 (A)(C)	BRL6,400	2,119
9.750%, 1-15-15 (C)	4,500	1,497
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16 (B)	$2,000	660
8.875%, 12-15-16	1,000	330
Hidroelectrica El Chocon S.A.,
5.496%, 9-15-11 (D)	2,650	2,107
Hidroelectrica Piedra del Aguila S.A.,
9.000%, 7-11-17 (A)	500	230
Majapahit Holding B.V.,
7.250%, 10-17-11 (A)	1,000	760
		7,703
Utilities - Water - 0.75%
Veolia Environnement,
5.250%, 6-3-13	4,000	3,710

Wireless Telecommunication Service - 2.15%
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	3,500	3,115
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (C)	RUB115,000	3,088
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	$3,125	2,854
Sprint Capital Corporation,
7.625%, 1-30-11	2,000	1,670
		10,727

TOTAL CORPORATE DEBT SECURITIES - 47.96%		$238,660
(Cost: $292,312)

OTHER GOVERNMENT SECURITIES
Australia - 0.42%
Commonwealth of Australia Treasury Bonds,
5.750%, 6-15-11 (C)	AUD2,800	$2,116

Canada - 4.70%
Canadian Government Bonds:
4.000%, 9-1-10 (C)	CAD19,000	16,360
3.750%, 6-1-12 (C)	8,000	7,053
		23,413
France - 3.13%
French Treasury Bond (OAT),
4.000%, 10-25-09 (C)	EUR11,000	15,559

Germany - 9.52%
Bundesobligation,
3.250%, 4-9-10 (C)	23,500	33,238
Bundesschatzanweisungen Federal Treasury Notes,
4.000%, 12-11-09 (C)	10,000	14,161
		47,399
Mexico - 0.92%
United Mexican States Government Bonds,
9.000%, 12-24-09 (C)	MXN62,500	4,565

Norway - 1.66%
Norway Government Bonds,
6.000%, 5-16-11 (C)	NOK53,800	8,278

Russia - 0.53%
Open Joint Stock Company "Russian Railroads":
6.670%, 1-22-09 (C)	RUB14,000	459
8.500%, 7-6-11 (C)	65,000	1,825
Russian Federation,
8.250%, 3-31-10 (B)	$333	345
		2,629
Supranational - 0.24%
European Bank for Reconstruction and Development,
6.500%, 12-20-10 (C)	RUB50,000	1,173

Switzerland - 5.92%
Switzerland Government Bonds,
3.500%, 8-7-10 (C)	CHF30,000	29,436

United Kingdom - 2.78%
United Kingdom Treasury,
4.250%, 3-7-11 (C)	GBP9,000	13,817

TOTAL OTHER GOVERNMENT SECURITIES - 29.82%		$148,385
(Cost: $163,744)

SENIOR LOANS - 1.15%
Consumer Products
Wm. Wrigley Jr. Company,
7.750%, 7-17-14 (D)	$6,000	$5,730
(Cost: $5,942)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 9.55%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
4.500%, 8-15-17	1,361	61
5.000%, 5-15-18	1,197	165
5.000%, 4-15-19	159	14
5.000%, 4-15-19	78	6
5.000%, 7-15-21	217	3
5.000%, 11-15-22	313	23
5.000%, 1-15-23	8	-*
5.500%, 3-15-23	144	19
5.000%, 4-15-23	1,106	25
5.000%, 5-15-23	143	11
5.000%, 8-15-23	111	10
5.500%, 11-15-23	1,932	23
5.500%, 11-15-23	109	2
5.500%, 2-15-24	1,363	107
5.000%, 6-15-24	4,457	87
5.000%, 9-15-24	470	12
5.500%, 9-15-24	213	5
5.500%, 4-15-25	800	57
5.500%, 4-15-25	45	2
5.000%, 9-15-25	901	21
5.500%, 10-15-25	1,559	209
5.000%, 2-15-26	1,709	45
5.000%, 4-15-26	1,004	30
5.000%, 10-15-28	446	32
5.000%, 8-15-30	5,488	281
5.000%, 10-15-30	1,250	171
5.500%, 3-15-31	133	11
5.500%, 10-15-32	3,161	361
5.500%, 1-15-33	883	100
5.500%, 5-15-33	2,372	272
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10-1-35	9,864	10,013
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	8,526	8,654
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-16	240	--*
5.500%, 11-25-17	89	2
5.000%, 5-25-22	84	6
5.000%, 6-25-22	9,099	837
5.000%, 7-25-23	18,834	2,286
5.000%, 8-25-23	613	52
5.500%, 9-25-25	49	1
5.500%, 11-25-25	640	10
4.500%, 4-25-30	761	68
5.000%, 9-25-30	867	73
5.000%, 3-25-31	2,734	255
5.000%, 8-15-31	1,257	99
5.500%, 1-25-33	10,114	1,107
5.500%, 6-25-33	177	24
5.000%, 8-25-33	12,709	1,243
5.500%, 12-25-33	2,803	280
5.500%, 8-25-35	1,308	169
5.500%, 11-25-36	3,037	375
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-1-22	3,632	3,746
5.000%, 8-1-23	5,246	5,393
5.000%, 7-1-34	3,337	3,414
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	6,305	696
5.500%, 5-20-27	671	6
5.000%, 6-16-29	2,000	112
5.000%, 10-20-32	500	62
7.000%, 5-20-33	2,068	589
5.500%, 7-16-33	845	103
5.000%, 7-20-33	2,172	188
5.500%, 11-20-33	314	39
5.500%, 6-20-35	303	34
5.500%, 7-20-35	786	89
5.500%, 10-16-35	717	85
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	5,081	5,258

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 9.55%		$47,533
(Cost: $51,823)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 3.85%
United States Treasury Notes:
1.625%, 1-15-18 (G)	10,855	10,302
1.750%, 1-15-28 (G)	9,562	8,835
		19,137
Treasury Obligations - 6.52%
United States Treasury Notes:
4.500%, 5-15-10	10,000	10,560
4.500%, 9-30-11	12,500	13,716
3.375%, 11-30-12	7,500	8,174
		32,450

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 10.37%		$51,587
(Cost: $49,054)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	1,733	1,733
McCormick & Co. Inc.,
0.150%, 1-2-09	1,500	1,500
Sonoco Products Co.,
2.000%, 1-2-09	2,500	2,500

TOTAL SHORT-TERM SECURITIES - 1.15%		$5,733
(Cost: $5,733)

TOTAL INVESTMENT SECURITIES - 100.00%		$497,628
(Cost: $568,608)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	495,802	---
Level 3 - Significant Unobservable Inputs	1,826	---
Total	$497,628	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$4,783	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)*	(505)	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	(2,453)	---
Ending Balance 12-31-08	$1,825	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(505)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Australian Dollar	2,838	8-27-09	$422	$--
Sell	Brazilian Real	18,090	1-7-09	1,383	--
Sell	British Pound	281	1-12-09	137	--
Sell	British Pound	9,253	5-26-09	3,031	--
Sell	Canadian Dollar	10,323	3-13-09	1,868	--
Sell	Canadian Dollar	9,377	8-24-09	1,208	--
Sell	Canadian Dollar	18,264	11-19-09	--	47
Sell	Euro	50,100	12-22-09	2,468	--
Buy	Japanese Yen	1,041,000	3-13-09	1,270	--
Sell	Mexican Peso	64,600	1-7-09	1,350	--
Sell	New Zealand Dollar	8,152	9-21-09	400	--
Sell	Norwegian Krone	21,260	1-15-09	602	--
Sell	Norwegian Krone	36,900	5-4-09	--	18
Sell	Norwegian Krone	284	5-15-09	--	--	*
Sell	Russian Ruble	320,850	11-20-09	443	--
Sell	Swiss Franc	28,900	12-22-09	--	128
Buy	United Arab Emirates Dirham	45,300	1-25-10	--	609
Buy	United Arab Emirates Dirham	35,000	3-11-10	--	624
Buy	United Arab Emirates Dirham	9,400	3-24-10	--	198
				$14,582	$1,624
*Not shown due to rounding as amount is less than 500.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $27,850 or 5.60% of total investment securities.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $37,211 or 7.48% of total investment securities.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro, GBP - British Pound, HKD - Hong Kong Dollar, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar and RUB - Russian Ruble).

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(E)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009